Intangible fixed assets	12 Months Ended
Sep. 30, 2025
Intangible fixed assets
Intangible fixed assets

10.    Intangible fixed assets

	Digital	Project
	Bills of	Development
	Exchange	Costs	SKA-PlatformTM	Website	Total
	$'000	$'000	$'000	$'000	$'000
Cost
At 1 October 2022	—	39,817	474	—	40,291
Additions	1,414	12,438	1,409	150	15,411
Assets reclassified as held for sale	—	(38,677)	—	—	(38,677)
Foreign exchange on translation	—	4,079	—	—	4,079
At 30 September 2023	1,414	17,657	1,883	150	21,104
Additions	482	2,839	—	—	3,321
Assets reclassified as held for sale			—	—	—
Foreign exchange on translation	136	(34)	182	14	298
At 30 September 2024	2,032	20,462	2,065	164	24,723
Additions	—	516	—	—	516
Foreign exchange on translation	—	1	8	—	9
At 30 September 2025	2,032	20,979	2,073	164	25,248
Amortisation and impairment					0
At 1 October 2022	—	—	(89)	—	(89)
Charge	—	—	—	—	—
Impairment	—	(17,601)	—	—	(17,601)
At 30 September 2023	—	(17,601)	(89)	—	(17,690)
Charge	—	—	(284)	(91)	(375)
Impairment	(2,032)	(2,659)	—	—	(4,691)
Foreign exchange on translation			(23)	(5)	(28)
At 30 September 2024	(2,032)	(20,260)	(396)	(96)	(22,784)
Charge	—	—	(289)	(54)	(343)
Foreign exchange on translation	—	—	(10)	0	(10)
At 30 September 2025	(2,032)	(20,260)	(694)	(150)	(23,136)
Net Book Value					—
At 30 September 2025	—	719	1,379	13	2,112
At 30 September 2024	—	202	1,669	68	1,939
At 30 September 2023	1,414	56	1,794	150	3,414

The Group’s intangible assets under development are internally generated and the Group has not yet begun amortisation of these finite useful economic life assets with the exception of the SKA-PlatformTM which has started to generate revenue and the Website which is now in use. Amortisation on intangible assets is calculated under the straight-line method over their estimated useful lives of between 3 – 10 years.

An impairment test was performed for the year ended September 30, 2025, no impairment loss was recognized for the financial year ended September 30, 2025. An impairment of $4.691 million and $17.601 million was deemed necessary for satellite division and digital bills of exchange development costs for the year ended September 30, 2024 and September 30, 2023 respectively. No impairment was deemed necessary for the other intangibles.